Other Income (Expenses), Net - Schedule of Other Income (Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	$ 2,006	$ (22,840)	$ (18,482)
Loss of Loop Dispute [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)		(14,677)
Contingent liabilities for litigation [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	2,488	(7,466)
Penalty due to breach of contracts [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)		(543)
Transfer-out of input tax [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)		(158)
Disposal loss of property and equipment [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	(1,217)
Income from disposal of R&D vehicles [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	735
Loss on inventory write-off [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	(443)
Loss of Jinghong Dispute [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)			(22,971)
Write-off / settlement of long-outstanding receivables and payables [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)			(1,418)
Individual income tax surcharge due to delayed payroll payments [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)			(494)
Gains (expenses) incurred resulting from discrepancies in the enforcement payments [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)		(135)	4,679
Individual income tax refund [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	8	121
Corporate income tax refund [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	164
Government subsidies [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)		27	1,590
Gain from dissolution of a subsidiary [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)			90
Others [Member]
Schedule of Other Income (Expenses) [Line Items]
Other income (expenses)	$ 271	$ (9)	$ 42